                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended      December 31, 2001
                                                   -----------------

Check here if Amendment [ ]             Amendment Number :
                                                          -----------

   This Amendment (Check only one):    [ ] is a restatement
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RBS Partners, L.P.
          -----------------------------
Address:  1 Lafayette Place
          -----------------------------
          Greenwich, CT 06830
          -----------------------------

Form 13F File Number:      28- 2610
                         --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     E.J. Bird
          -----------------------------------------
Title:    Vice President of General Partner
          -----------------------------------------
Phone:    (203) 861-4600
          -----------------------------------------

Signature, Place, and Date of Signing:

                /s/ E.J. Bird                Greenwich, CT                    February 13, 2002
          ------------------------------     -------------------------       -------------------
           (Signature)                       (City, State)                         (Date)

Report Type ( Check only one):

    [X] 13F HOLDINGS REPORTS (Check here if all holdings of this reporting manager are reported in this report)

         13F NOTICE ( Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

         13F COMBINATION REPORT ( Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Manager:                         NONE
Form 13F Information Table Entry Total:                     12
Form 13F Information Table Value Total:             $3,268,969
                                                (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                           FORM 13F Information Table


        COLUMN 1         COLUMN 2     COLUMN 3    COLUMN 4       COLUMN 5          COLUMN 6   COLUMN 7         COLUMN 8
------------------------ --------    ----------- --------- ---------------------  ----------  -------- ---------------------------
                                                    FAIR
                                                   MARKET
                         TITLE OF      CUSIP       VALUE    SHRS OR    SH/  PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER       CLASS       NUMBER     (x$1000)   PRN AMT    PRN  CALL  DISCRETION  MANAGERS  (A)SOLE  (B)SHARED  (C)NONE
------------------------ --------    ----------- --------- ----------  ---  ----  ----------  --------  ---------------------------
Autozone Inc.            Common      053332-10-2   802,724  11,180,001  SH         DEFINED              11,180,001
Autozone Inc.            Common      053332-10-2 1,030,237  14,348,699  SH          SOLE                14,348,699
AutoNation, Inc.         Common      05329W-10-2   325,083  26,365,228  SH         DEFINED              26,365,228
AutoNation, Inc.         Common      05329W-10-2   621,100  50,373,072  SH          SOLE                50,373,072
ANC Rental Corp          Common      001813-10-4       135   4,503,616  SH         DEFINED               4,503,616
ANC Rental Corp          Common      001813-10-4         0      10,000  SH          SOLE                    10,000
Deluxe Corp.             Common      248019-10-1    41,041     987,046  SH         DEFINED                 987,046
Deluxe Corp.             Common      248019-10-1   220,705   5,307,954  SH          SOLE                 5,307,954
Footstar Inc.            Common      344912-10-0    16,013     511,603  SH         DEFINED                 511,603
Footstar Inc.            Common      344912-10-0    78,068   2,494,197  SH          SOLE                 2,494,197
Payless ShoeSource Inc.  Common      704379-10-6    20,623     367,282  SH         DEFINED                 367,282
Payless ShoeSource Inc.  Common      704379-10-6   113,239   2,016,718  SH          SOLE                 2,016,718

*Pursuant to Rule 24b-2 of the Securities Exchange Act of 1934, confidential information has been omitted from this Form 13F and filed separately with the Securities and Exchange Commission.